Amounts Receivable and Prepaid Expenses (Tables)	9 Months Ended
Sep. 30, 2022
Amounts Receivable and Prepaid Expenses Explanatory [Abstract]
Schedule of receivable and prepaid expenses
($000s)	September 30, 2022	December 31, 2021
HST	3,758	1,698
Trade and other receivables due from related parties	19	281
Prepaid expenses and other receivables	7,143	8,047
	10,920	10,026